Earnings Per Share - Schedule of Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share [Abstract]
Net loss	$ (2,018,412)	$ (2,383,214)	$ (4,993,350)	$ (5,576,377)
Weighted-average common shares outstanding for basic and diluted net loss per share	7,046,514	6,863,914	6,923,506	6,477,273
Basic and diluted net loss per share	$ (0.29)	$ (0.35)	$ (0.72)	$ (0.86)